SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Equity [Abstract]
Number of Warrants outstanding, beginning balance	10,628	10,628
Weighted Average Exercise Price outstanding, beginning balance	$ 16.625	$ 16.625
Weighted Average Remaining Contractual Term outstanding, beginning balance	5 months 12 days	1 year 5 months 12 days
Aggregate Intrinsic Value outstanding, beginning balance
Number of Warrants, Granted	9,513,632
Weighted Average Exercise Price, Granted	$ 0.69
Warrants term	4 years 9 months 18 days
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited or expired	(10,628)
Weighted Average Exercise Price, Forfeited or expired	$ (16.625)
Weighted average remaining contractual term	5 months 12 days
Number of Warrants outstanding, ending balance	9,513,632	10,628
Weighted Average Exercise Price outstanding, ending balance	$ 0.69	$ 16.625
Weighted Average Remaining Contractual Term outstanding, ending balance	4 years 9 months 18 days	5 months 12 days
Aggregate Intrinsic Value outstanding,ending balance
Number of Warrants outstanding, Exercisable		10,628
Weighted Average Exercise Price outstanding, Exercisable		$ 16.625
Weighted Average Remaining Contractual Term outstanding, Exercisable		5 months 12 days
Aggregate Intrinsic Value outstanding, Exercisable